Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets [Abstract]
Intangible assets	Intangible assets
a)    Intangible assets are composed as follows

	December 31, 2020
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	1,319,061	(501,319)	817,742
Software licenses	103,257	(29,060)	74,196
Goodwill (ii)	169,667	—	169,667
Other	62,784	(771)	62,014
	1,654,770	(531,150)	1,123,620

	December 31, 2019
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	787,970	(302,031)	485,939
Software licenses	58,247	(13,492)	44,755
Goodwill (ii)	54,858	—	54,858
Other	4,586	(585)	4,001
	905,661	(316,108)	589,553

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.
(ii)The balances comprise the goodwill arising from the acquisition of the companies R2TECH, BIVA, BancoSeguro, Yamí, Zygo and Moip.
The amount of goodwill is mainly represented by the acquisition of MOIP (note 11). Management has reviewed the assumptions applied in the preliminary purchase price allocation prepared at the date of the transaction and no significant variances were observed from that date to December 31, 2020.
For the remaining goodwill originated from other acquisitions, its recoverability was tested using projections for the period of five years based on the management’s budgets for the related subsidiaries and applying a long-term growth rate based on the estimative of gross domestic product (3,34% in 2021, 2,51% in 2022, 2,44% in 2023 and 2,49% in 2024) and inflation rates (3,01% in 2021, 3,39% in 2022, 3,33% in 2023 and 3,27% in 2024) in order to project future cash flows, discounted at a rate based on WACC (fluctuating from 6% to 13% per year) calculated for each subsidiary with goodwill.
Based on these assessments, Management concluded that the book balances recorded on December 31, 2020 of the respective assets are recoverable, since the estimated value for UGC was higher than its book value and, therefore, no provision for impairment of intangible assets was accounted for.
b)    The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

At December 31, 2018
Cost	462,282	17,227	40,574	1,981	522,064
Accumulated amortization	(211,929)	(4,073)	—	(448)	(216,450)
Net book value	250,353	13,154	40,574	1,533	305,614

At December 31, 2019
Cost
Additions	326,771	42,517	—	—	369,288
Disposals	(2,724)	(1,497)	—	—	(4,221)
Acquisition of subsidiary	1,641	—	14,284	2,605	18,530
Amortization
Amortization	(90,102)	(9,419)	—	(137)	(99,658)
Net book value	485,939	44,755	54,858	4,001	589,553

At December 31, 2019
Cost	787,970	58,247	54,858	4,586	905,661
Accumulated amortization	(302,031)	(13,492)	—	(585)	(316,108)
Net book value	485,939	44,755	54,858	4,001	589,553

At December 31, 2020
Cost	531,091	45,010	114,809	58,198	749,109
Additions (i)	485,608	42,138	134,274	58,633	720,653
Disposals (ii)	(6,308)	—	(19,465)	(447)	(26,220)
Acquisition of subsidiary (iii)	51,791	2,871	—	13	54,675
Amortization	(199,289)	(15,569)	—	(186)	(215,043)
Amortization	(164,319)	(15,153)	—	(180)	(179,652)
Disposals	2,667	—	—	—	2,667
Acquisition of subsidiary (iii)	(37,636)	(416)	—	(5)	(38,057)
Net book value	817,742	74,196	169,667	62,014	1,123,620

At December 31, 2020
Cost	1,319,061	103,257	169,667	62,784	1,654,770
Accumulated amortization	(501,319)	(29,060)	—	(771)	(531,150)
Net book value	817,742	74,196	169,667	62,014	1,123,620

(i)
Refers to pulverized expenditures with software and technology, mainly related to customer experience, such as, digital payment and digital banking account. Goodwill recorded in business combinations acquisitions, mainly related to MOIP and other is related to purchase price allocation of MOIP (customer portfolio), note 11.

(ii)	Goodwill disposals refers to goodwill recorded in prior years related to business combinations acquisitions.
(iii)	Relates to intangible assets from MOIP, ZYGO and CDS, which were acquired in 2020.